ACQUISITIONS	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
ACQUISITIONS
NOTE 5:	ACQUISITIONS

a.	Content IQ LLC

On January 14, 2020, the Company consummated the acquisition of Content IQ LLC (“Content IQ”), a privately held company founded in 2014, based in New York City. Content IQ has created data algorithm and analytics tools that deconstruct content, revenue and distribution to solve current major digital publishing challenges.

The total consideration for the acquisition was $37,838, comprised of $15,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $47,050), tied to revenue and EBITDA-based metrics over a period of two years, estimated at fair value of $22,838 on the acquisition date. In addition, the acquisition includes a retention-based component of up to $11,000.

As of December 31, 2024, the remaining balance of the contingent consideration was settled. In 2022, 2023 and 2024 the change in fair value of the contingent consideration that was recorded as income in the statement of income was $0, $0 and $1,541, respectively.

b.
Pub Ocean

On July 22, 2020, the Company acquired the net assets of Pub Ocean Limited, also known as “Pub Ocean” (the “Pub Ocean Acquisition"), digital publisher-focused technology company with scalable content distribution and real-time revenue analytics technology.

The total consideration for the acquisition was $13,399, comprised of $4,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $17,000), tied to financial targets over a two-year period, estimated at fair value of $9,399 on the acquisition date. In addition, the acquisition includes a retention-based component of up to $1,000. As of December 31, 2022, the remaining balance of the contingent consideration was settled. In 2022 the change in fair value of the contingent consideration that was recorded as income in the statement of income was $3,816.

c.	Vidazoo

On October 4, 2021, the Company consummated the acquisition of Vidazoo Ltd., also known as “Vidazoo” (the “Vidazoo Acquisition”), a leading video technology company that enables both advertisers and publishers to deliver high impact content and advertising to consumers.

The total consideration for the acquisition was $90,038, comprised of $35,000 paid in cash at closing, contingent consideration (with a maximum amount of up to $58,545), tied to financial targets over a period of 2.25 years, estimated at fair value of $48,903 on the acquisition date, and a net working capital in the amount of $6,135 which will be set-off against collection.

On June 14, 2023, the Company entered into an amendment to the SPA with Vidazoo’s sellers in connection with an additional overachievement earnout consideration in an aggregate amount of up to $10,550 payable in the Company’s ordinary shares.

As of December 31, 2023, Vidazoos’ sellers had met the specified earnout targets, and the Company recognized an expense of $10,550 under 'Changes in fair value of contingent consideration' in the consolidated statements of income.

As of December 31, 2024, the remaining balance of the contingent consideration was settled.

d.	Hivestack

On December 11, 2023, the Company consummated the acquisition of Hivestack Inc. (“Hivestack”), a global innovative full-stack programmatic Digital out of Home (DOOH) company.

The total consideration for the acquisition was $106,931, comprised of $100,000 paid in cash at closing and a net working capital in the amount of $6,931 subject to working capital adjustments. In addition, the acquisition includes a contingent consideration payment of up to $25,000, tie to financial target and service of a period of 3 years to be settled in cash and in the Company’s ordinary shares.

The following table summarizes the allocation of the purchase price consideration as of the acquisition date and the adjustment included in the measurement period for the transaction noted above:

	Initially Reported as of December 31, 2023	Measurement Period Adjustment	December 31, 2024
Net Assets[1]	$8,853	$889	$9,742
Technology	35,072	-	35,072
Customer Relationship	11,206	-	11,206
Tradename	3,158	-	3,158
Deferred Taxes	(3,806)	-	(3,806)
Goodwill	52,448	(889)	51,559
Net assets acquired	$106,931	$-	$106,931

[1] Includes cash in the amount of $5,010.

The initially reported amounts presented in the table above pertained to the preliminary purchase price allocation reported in the Company's 2023 financial statements. The measurement period adjustment was associated with the Goodwill and Net Assets.

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers.

Technology includes an array of purpose-built software like the DOOH Ad Server, Header Bidder, Supply-Side Platform (“SSP”), and Demand-Side Platform (“DSP”), designed to manage, deliver, and optimize targeted advertising on digital screens, enhancing yield and sourcing demand efficiently. The technology is amortized over the estimated useful life of 8 years using the straight-line method.

Customer relationship is derived from customer contracts and related customer relationships with existing customers. Customer relationship is amortized based on the accelerated method over the estimated useful life of 15 years.

Tradename is derived from developed products tradenames, common law tradenames, service marks, service names, brand names, trade dress rights, logos, internet domain name and URL addresses and general-use e-mail addresses. Tradename is amortized over the estimated useful life of 10 years using the straight-line method.

The results of operations of Hivestack have been included in the consolidated financial statements since the date of the acquisition.

The Company incurred acquisition related costs of $3,061 during the year ended December 31, 2023, which were included in general and administrative expenses in the consolidated statements of income.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.